Revenue (Details) - Schedule of total revenue disaggregated by geographic region - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Revenue by country of domicile:
Revenue	$ 3,224	$ 1,429	$ 2,006	$ 4,132
% of Revenue	100.00%	100.00%	100.00%	100.00%
United States [Member]
Revenue by country of domicile:
Revenue	$ 402	$ 488	$ 712	$ 1,522
% of Revenue	12.00%	34.00%	35.00%	37.00%
Japan [Member]
Revenue by country of domicile:
Revenue	$ 2,520	$ 311	$ 547	$ 1,898
% of Revenue	79.00%	22.00%	27.00%	46.00%
Other [Member]
Revenue by country of domicile:
Revenue	$ 302	$ 630	$ 747	$ 712
% of Revenue	9.00%	44.00%	38.00%	17.00%